UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2008

	Shares	Value
Third Party Trust Preferreds - 51.2%

Corporate Bond Trust Certificates - 51.2%
Allied Cap - 6.875%	14,000	123,200
BAC Capital Trust III - 7.0%	14,000	267,400
Bank One Cap VI - 7.20%	15,000	300,000
BNY Capital V Trust - 5.95%	10,000	181,800
Citigroup Capital VI - 7.125%	15,000	241,500
Corporate-Backed Trust Boeing - 6.05%	13,900	278,000
Corporate-Backed Trust Bristol Myers Squibb - 6.8%	29,000	667,000
Corporate-Backed Trust FedEx - 7.75%	37,300	340,176
Corporate-Backed Trust Verizon - 7.625%	33,000	726,000
Corporate-Backed Trust Motorola - 8.2%	6,000	89,640
CorTS Trust II BellSouth - 7.0%	21,000	451,500
CorTS Trust Disney - 6.875%	25,300	581,900
CorTS Trust IBM - 7.0%	31,200	772,200
General Electric Capital - 6.625%	25,000	565,000
Keycorp Cap 8.0%	18,000	171,900
MBNA Capital D - 8.125%	15,000	287,400
Merrill Lynch - 7.0%	15,000	217,500
PNC Capital Trust E 7.75%	15,000	306,750
Preferredplus Trust - Liberty Media Corp. - 7.0%	10,000	150,600
Saturns Dow Chemical - 6.375%	15,000	309,900
Viacom 6.85%	26,000	465,400
Wachovia Capital Trust IV - 6.75%	10,000	114,900
TOTAL THIRD PARTY TRUST PREFERREDS (Cost $9,589,263)		7,609,666

Investment Companies - 29.80%

Closed-End Income Funds - 24.8%
Dreyfus High Yield Strategies	150,000	447,000
High Income Opportunities	100,000	434,000
John Hancock Patriot Select Dividend	77,500	537,075
Montgomery Street Income	50,000	638,500
Nuveen Multi-Currency Gov't Income	15,000	207,600
Nuveen Preferred & Convertible Income	75,000	453,750
Nuveen Preferred & Convertible Income 2	75,000	447,000
Western Asset Claymore Inflation-Linked Opportunity & Income	50,000	522,000
		3,686,925

Closed-End Funds, Senior Securities - 7.88%
Gabelli Dividend & Income - 5.875%	29,000	572,750
Royce Value - 5.90%	29,000	598,560
		1,171,310

TOTAL INVESTMENT COMPANIES (Cost $6,498,230)		4,858,235

Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
September 30, 2008
	Shares	Value

REIT Preferred Shares - 15.92%
Equity Residential - 6.48%, Series N	30,000	567,600
Duke Realty Corp 8.375%	10,000	184,900
Kimco Realty - 6.650%, Series F	30,000	570,000
Prologis Trust G - 6.750%, Series G	30,000	513,000
Public Storage - 7.5%, Series V	19,500	370,890
Public Storage - 6.45%, Series X	10,000	160,100
TOTAL REIT PREFERRED SHARES (Cost $3,089,323)		2,366,490

Money Market Securities - 3.41%
First American Government Obligations -
Class Y, 1.39% (a)	507,223	507,223

TOTAL INVESTMENTS (Cost $19,684,039) - 103.21%		$ 15,341,614

Liabilities in Excess of Other Assets- -3.21%		(477,558)

TOTAL NET ASSETS - 100%		$ 14,864,057

(a) Variable rate security; the coupon rate shown represents the rate on September 30, 2008.

*See Accompanying Note on Security Valuation

Ancora Trust
Ancora Equity Fund
Schedule of Investments
September 30, 2008

	Shares	Value
Common Stocks - 85.13%

Aerospace & Defense - 2.37%
Boeing	5,000	286,750
		286,750

Consumer Products and Services - 2.88%
Procter & Gamble	5,000	348,450
		348,450

Energy - 9.69%
Apache	5,000	521,400
NRG Energy	10,000	247,500
Spectra Energy	17,000	404,600
		1,173,500

Entertainment & Media - 11.25%
International Game Technology	15,000	257,700
Gannett Company	20,000	338,200
Time Warner	35,000	458,850
Walt Disney	10,000	306,900
		1,361,650

Financial Services - 6.08%
American Express	10,000	354,300
Ameriprise	10,000	382,000
		736,300

Healthcare - 5.33%
Pfizer	35,000	645,400
		645,400

Machinery and Equipment - 21.72%
ABB	12,000	232,800
Caterpillar	3,000	178,800
General Electric	23,000	586,500
Ingersoll-Rand	10,000	311,700
ITT Corporation	10,000	556,100
Toro	10,000	413,000
Tyco International	10,000	350,200
		2,629,100

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
September 30, 2008

Common Stocks - 85.13% Continued	Shares	Value

Technology - 23.03%
Cisco Systems (a)	22,000	496,320
EMC (a)	30,000	358,800
Intel	25,000	468,250
International Business Machines	5,000	584,800
Microsoft	20,000	533,800
Xerox	30,000	345,900
		2,787,870

Telecommunications - 2.77%
AT&T	12,000	335,040
		335,040

TOTAL COMMON STOCKS (Cost $11,318,735)		10,304,060

Corporate Bonds - 1.48%
Chesapeake Energy - 8.125%	5,000	179,300
		179,300

Investment Companies - 12.43%
Gabelli Dividend & Income	40,000	551,200
John Hancock Bank & Thrift	100,000	504,000
Nuveen Core Equity Alpha	37,000	449,550
Total Investment Companies (Cost $1,759,690)		1,504,750

Money Market Securities - 4.35%
First American Government Obligations -	526,234	526,234
Class Y, 1.39% (b)		526,234

TOTAL INVESTMENTS (Cost $13,820,536) - 103.38%		$ 12,514,344

Liabilities in Excess of Other Assets - (3.38)%		(409,325)

TOTAL NET ASSETS - 100.00%		$ 12,105,019

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2008.

*See Accompanying Note on Security Valuation

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
September 30, 2008

	Shares	Value
Common Stocks - 60.29%

Consumer Products and Services - 5.36%
Ashworth (a)	100,000	336,000
Rite Aid (a)	100,000	84,000
		420,000

Corporate Services - 5.57%
Gevity HR	60,000	436,800
		436,800

Entertainment & Media -0.45%
Nevada Gold & Casinos	40,400	35,148
		35,148

Financial -7.26%
AmeriServ Financial (a)	100,000	251,000
Bankatlantic Bancorp	26,000	213,200
MCG Capital	40,000	104,800
		569,000

Healthcare - 10.69%
Albany Molecular Research (a)	15,000	271,350
Candela (a)	70,000	171,500
Health Management Associates	50,000	208,000
Safeguard Scientific (a)	150,000	187,500
		838,350

Oil and Gas- 3.52%
Meridian Resource Corp. (a)	150,000	276,000
		276,000

Technology - 14.63%
Active Power (a)	150,000	88,500
Digital Angel (a)	130,000	48,100
Cobra Electronics	70,000	184,800
LSI Logic (a)	65,000	348,400
OPTi (a)	45,000	86,400
RAE Systems (a)	55,000	92,950
Symmetricom (a)	60,000	298,200
		1,147,350

Telecommunications - 0.89%
Westell Technologies (a)	100,000	70,000
		70,000

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
September 30, 2008

	Shares	Value
Common Stocks - 60.29% continued

Affiliated Issuers - 11.92%
Mace Security International (a) (c)	290,000	365,400
PVF Capital (c)	60,000	249,000
REMEC (a) (c)	501,000	320,640
Total Affiliated Issuers (Cost $1,492,204)		935,040

TOTAL COMMON STOCKS (Cost $5,780,135)		4,727,688

Investment Companies - 29.88%
Blackrock High Income Fund	100,000	151,000
Boulder Total Return Fund	10,000	145,700
Dreyfus High Yield Strategies Fund	100,000	298,000
Gabelli Dividend & Income Trust	15,000	206,700
High Income Opportunities Fund	50,000	217,000
John Hancock Patriot Select Dividend	50,000	346,500
New America High Income Fund	150,000	172,500
Nuveen Preferred & Convertible Income Fund	55,000	332,750
Nuveen Preferred & Convertible Income Fund 2	60,000	357,600
UltraShort Real Estate ProShares	1,500	115,485
Total Investment Companies (Cost $2,786,305)		2,343,235

Money Market Securities - 10.85%
First American Government Obligations -	851,660	851,660
Class Y, 1.39% (b)		851,660

TOTAL INVESTMENTS (Cost $9,418,100) - 101.03%		$ 7,922,583

Other Assets Less Liabilities- -1.02%		(80,177)

TOTAL NET ASSETS - 100.00%		$ 7,842,406

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2008.
(c) Fund, Advisor, and other related entities own more than 5% of security.

*See Accompanying Note on Security Valuation

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2008

	Shares	Value
Common Stocks - 57.37%

Consumer Products & Services - 8.06%
Ashworth (a)	7,500	25,200
A.T. Cross (a)	1,464	9,882
Natuzzi, S.p.A. (a)	4,700	15,181
Emerson Radio (a)	28,321	24,073
FlexSteel	1,300	13,195
Kimball International	1,500	16,200
McCormick & Schmick's (a)	2,000	19,480
Lo-Jack (a)	3,000	20,070
		143,281

Corporate Services - 2.7%
Optimal Group (a)	15,000	30,600
RCM Technologies (a)	10,000	17,400
		48,000

Energy - 2.59%
Meridian Resource (a)	25,000	46,000
		46,000

Entertainment & Media - 1.98%
4 Kids Entertainment (a)	5,000	35,300
		35,300

Healthcare - 9.56%
Candela (a)	17,500	42,875
DelSite (a)	20,000	3,200
Digirad (a)	11,000	12,540
Lakeland Industries (a)	2,000	25,800
LCA-Vision	8,500	39,440
Theragenics	14,800	46,176
		170,031

Machinery & Equipment - 3.72%
Deswell (a)	8,000	27,680
Lydall (a)	4,000	38,520
		66,200

Technology - 23.20%
Adaptec (a)	7,000	22,960
Axcelis Technologies (a)	15,000	25,500
AXT (a)	9,500	17,860
Bluephoenix Solutions (a)	12,000	42,240
Cogent (a)	2,500	25,550
EF Johnson Technologies (a)	24,800	31,000
GSI Group (a)	11,500	40,595
Kopin (a)	5,000	15,600
Leadis Technology (a)	28,812	21,609
Rackable Systems (a)	4,000	39,240
Trident Microsystems (a)	22,500	54,000
Trio-Tech International (a)	4,922	17,670
OSI Systems (a)	2,500	58,775
		412,599

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments - continued
September 30, 2008

Common Stocks - 57.37% Continued	Shares	Value

Telecommunications - 4.15%
Tellabs (a)	5,000	20,300
Radvision (a)	5,968	35,868
Westell Technologies (a)	25,200	17,640
		73,808

Affiliated Issuers - 1.42%
Mace Security International (a) (c)	20,000	25,200
		25,200

TOTAL COMMON STOCKS (Cost $1,143,398)		1,020,419

Investment Companies - 16.21%
PowerShares Zacks Micro Cap (a)	12,000	150,720
Royce Micro Cap (a)	15,700	137,532
		288,252

Money Market Securities - 31.53%
First American Government Obligations -	560,860	560,860
Class Y, 1.39% (b)

TOTAL INVESTMENTS (Cost $2,005,874) - 105.12%		$ 1,869,530

Liabilities in Excess of Other Assets- -5.11%		(90,931)

TOTAL NET ASSETS - 100.00%		$ 1,778,599

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2008.
(c) Fund, Advisor, and other related entities own more than 5% of security.

*See Accompanying Note on Security Valuation

* Security Valuation Note

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

Ancora Income Fund                                        Investments                  Other Financial

Valuation Inputs:                                                    In Securities                     Instruments

Level 1 – Quoted Prices                                       $15,341,614                     $           -

Level 2 – Significant Other Observable Inputs                     -                                 -

Level 3 – Significant Unobservable Inputs                           -                                    -

Total                                                                       $15,341,614                      $           -

Ancora Equity Fund                                         Investments                  Other Financial

Valuation Inputs:                                                   In Securities                     Instruments

Level 1 – Quoted Prices                                      $12,105,019                      $            -

Level 2 – Significant Other Observable Inputs                    -                                  -

Level 3 – Significant Unobservable Inputs                          -                                     -

Total                                                                      $12,105,019                     $            -

Ancora Special Opportunity Fund                     Investments                  Other Financial

Valuation Inputs:                                                   In Securities                     Instruments

Level 1 – Quoted Prices                                       $7,922,583                      $           -

Level 2 – Significant Other Observable Inputs                   -                                   -

Level 3 – Significant Unobservable Inputs                         -                                      -

Total                                                                       $7,922,583                        $           -

Ancora MicroCap Fund

               Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                        $1,869,530                        $           -

Level 2 – Significant Other Observable Inputs                    -                                   -

Level 3 – Significant Unobservable Inputs                          -                                      -

Total                                                                        $1,869,530                        $           -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: October 30, 2008